Consolidated Statements of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Preferred Stock	Common Stock	Additional Paid in Capital	Retained Earnings	Treasury Stock and Other		Accumulated Other Comprehensive Income	Common Stock	Common Stock	Common Stock Additional Paid in Capital	Preferred Stock	Preferred Stock
Beginning Balance at Dec. 31, 2008	$ 22,501	$ 5,222	$ 373	$ 6,904	$ 10,389	$ (1,368)	[1]	$ 981
Beginning Balance (in shares) at Dec. 31, 2008			354
Net income (loss)	(1,564)				(1,564)
Other comprehensive income:
Change in unrealized gains (losses) on securities, net of taxes	281							281
Change in unrealized gains (losses) on derivatives, net of taxes	(435)							(435)
Change related to employee benefit plans	251							251
Total comprehensive income	(1,467)
Change in noncontrolling interest	(5)					(5)	[1]
Common stock dividends, $0.12 in 2011, $.04 in 2010 and $0.22 in 2009 per share	(83)				(83)
Series A preferred dividends, $3,044 in 2011, 2010 and 2009 per share	(14)				(14)
U.S. Treasury preferred stock dividends, $1,236 in 2011, $5,000 in 2010 and $5,004 in 2009 per share	(243)				(243)
Accretion of discount for preferred stock issued to U.S. Treasury		23			(23)
Repurchase of preferred stock	(228)	(328)		5	(95)
Purchase of outstanding warrants	0
Issuance of common stock (in shares)			142
Issuance of common stock	1,830		142	1,688
Extinguishment of forward stock purchase contract	174			174
Stock compensation expense	11			11
Restricted stock activity (in shares)			2
Restricted stock activity	(29)			(206)		177	[1]
Amortization of restricted stock compensation	66					66	[1]
Issuance of stock for employee benefit plans and other, Shares			1
Issuance of stock for employee benefit plans and other	18			(55)	(2)	75	[1]
Adoption of VIE consolidation guidance					8			(8)
Ending Balance at Dec. 31, 2009	22,531	4,917	515	8,521	8,563	(1,055)		1,070
Ending Balance (in shares) at Dec. 31, 2009			499
Net income (loss)	189				189
Other comprehensive income:
Change in unrealized gains (losses) on securities, net of taxes	366							366
Change in unrealized gains (losses) on derivatives, net of taxes	120							120
Change related to employee benefit plans	60							60
Total comprehensive income	735
Change in noncontrolling interest	4					4	[1]
Common stock dividends, $0.12 in 2011, $.04 in 2010 and $0.22 in 2009 per share	(20)				(20)
Series A preferred dividends, $3,044 in 2011, 2010 and 2009 per share	(7)				(7)
U.S. Treasury preferred stock dividends, $1,236 in 2011, $5,000 in 2010 and $5,004 in 2009 per share	(242)				(242)
Accretion of discount for preferred stock issued to U.S. Treasury		25			(25)
Purchase of outstanding warrants	0
Extinguishment of forward stock purchase contract	0
Stock compensation expense	24			24
Restricted stock activity (in shares)			1
Restricted stock activity	(31)			(97)		66	[1]
Amortization of restricted stock compensation	42					42	[1]
Issuance of stock for employee benefit plans and other	12			(45)	2	55	[1]
Fair value election of MSRs	89				89
Adoption of VIE consolidation guidance	(7)				(7)
Ending Balance at Dec. 31, 2010	23,130	4,942	515	8,403	8,542	(888)	[1]	1,616
Ending Balance (in shares) at Dec. 31, 2010			500
Net income (loss)	647				647
Other comprehensive income:
Change in unrealized gains (losses) on securities, net of taxes	337							337
Change in unrealized gains (losses) on derivatives, net of taxes	37							37
Change related to employee benefit plans	(241)							(241)
Total comprehensive income	780
Change in noncontrolling interest	(22)					(22)	[1]
Common stock dividends, $0.12 in 2011, $.04 in 2010 and $0.22 in 2009 per share	(64)				(64)
Series A preferred dividends, $3,044 in 2011, 2010 and 2009 per share					(7)
U.S. Treasury preferred stock dividends, $1,236 in 2011, $5,000 in 2010 and $5,004 in 2009 per share	(60)				(60)
Accretion of discount for preferred stock issued to U.S. Treasury		6			(6)
Repurchase of preferred stock	(4,850)	(4,776)			(74)
Purchase of outstanding warrants	(11)			(11)
Issuance of common stock (in shares)										35
Issuance of common stock									1,017	35	982	103	103
Extinguishment of forward stock purchase contract	0
Stock compensation expense	12			11		1	[1]
Restricted stock activity (in shares)			1
Restricted stock activity	(8)			(58)		50	[1]
Amortization of restricted stock compensation	32					32	[1]
Issuance of stock for employee benefit plans and other, Shares			1
Issuance of stock for employee benefit plans and other	14			(21)		35	[1]
Ending Balance at Dec. 31, 2011	$ 20,066	$ 275	$ 550	$ 9,306	$ 8,978	$ (792)	[1]	$ 1,749
Ending Balance (in shares) at Dec. 31, 2011			537

[1]	At December 31, 2011 includes ($851) million for treasury stock, ($48) million for compensation element of restricted stock, and $107 million for noncontrolling interest. At December 31, 2010 includes ($974) million for treasury stock, ($43) million for compensation element of restricted stock, and $129 million for noncontrolling interest. At December 31, 2009 includes ($1,104) million for treasury stock, ($59) million for compensation element of restricted stock, and $108 million for noncontrolling interest.